SHORT-TERM BORROWINGS - Movement in Borrowing Programs (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($) $ / $	Dec. 31, 2019 USD ($) $ / $	Dec. 31, 2018 CAD ($) $ / $	Dec. 31, 2018 USD ($) $ / $
Disclosure of detailed information about borrowings [line items]
Short-term borrowings, beginning balance	$ 2,255
Net proceeds received from short-term borrowings	30		$ 508
(Gain) loss on foreign exchange	(79)		136
Short-term borrowings, ending balance	2,238		2,255
Accounts receivable securitization program
Disclosure of detailed information about borrowings [line items]
Short-term borrowings, beginning balance	650
Net proceeds received from short-term borrowings	0		0
Short-term borrowings, ending balance	650		650
US commercial paper
Disclosure of detailed information about borrowings [line items]
Short-term borrowings, beginning balance	$ 1,605	$ 1,177	$ 935	$ 746
Exchange rate on short-term borrowings | $ / $	1.364	1.364	1.253	1.253
Net proceeds received from short-term borrowings	$ 33	$ 21	$ 508	$ 404
Exchange rate on proceeds received from short-term borrowings, net | $ / $	1.571	1.571	1.257	1.257
Discount on issuance	$ 33	$ 25	$ 36	$ 27
Exchange rate on discounts on issuance of short-term borrowings | $ / $	1.320	1.320	1.333	1.333
(Gain) loss on foreign exchange	$ (83)		$ 126
Short-term borrowings, ending balance	$ 1,588	$ 1,223	$ 1,605	$ 1,177
Exchange rate on short-term borrowings | $ / $	1.298	1.298	1.364	1.364